Stock-based Compensation Expense - Weighted-Average Assumptions used to Estimate Fair Value of Each Option Granted (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation [Abstract]
Dividend yield	1.58%	1.59%	1.53%
Volatility	33.55%	34.04%	33.04%
Average expected life (years)	6 years	6 years	6 years
Risk-free interest rate	2.18%	2.05%	3.67%
Fair value of options granted	$ 19.73	$ 20.00	$ 18.42